Inventories - Schedule of Inventory (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Inventories
Total current inventories	$ 8,695	$ 7,203
Inventory write-down	700	8,100
In-process inventory
Inventories
Total current inventories	2,786	458
Refined precious metals
Inventories
Total current inventories		380
Supplies and other
Inventories
Total current inventories	$ 5,909	$ 6,365